PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	$ 356,471	$ 1,218,174	$ 306,839
Deferred financing costs	12,546	14,637	22,912
Deferred Offering Costs	967,934
Other	20,154	13,475	9,668
Total prepaid expenses and other current assets	$ 1,357,105	$ 1,246,286	$ 339,418